CAPITAL LEASE OBLIGATIONS (Details Narrative) - USD ($)		12 Months Ended
	Oct. 02, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 01, 2014
Interest expense associated with capital lease obligation		$ 4,679
Depreciation expense for equipment held under capital lease obligations		56,435	$ 11,284
Equipment [Member]
Capital lease obligation				$ 179,359
Annual interest on the capital lease obligation				0.158%
Capital lease obligation, repayment terms	36 months maturing on October 17, 2017
Depreciation expense for equipment held under capital lease obligations		9,964
Net book value of equipment held under capital lease obligations		$ 169,395